H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement

	2018	2017 1)	2016 1)
Current income taxes for the year	–5,513	–4,168	–3,654
Current income taxes related to prior years	–392	83	–489
Deferred tax income/expense (+/–)	1,097	7,613	2,266
Share of taxes in joint ventures and associated companies	–5	–3	–5

Tax expense/benefit	–4,813	3,525	–1,882

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate

	2018	2017 1)	2016 1)
Expected tax expense at Swedish tax rate 22.0%	322	7,910	–637
Effect of foreign tax rates	–773	205	–536
Current income taxes related to prior years	–392	83	–489
Remeasurement of tax loss carry-forwards	113	–150	143
Remeasurement of deductible temporary differences	33	127	119
Impairment of withholding tax	–3,000	–1,273	–456
Tax effect of non-deductible expenses	–1,130	–2,871	–901
Tax effect of non-taxable income	722	480	935
Tax effect of changes in tax rates	–708	–986	–60

Tax expense/benefit	–4,813	3,525	–1,882
Effective tax rate	–329.1%	9.8%	65.0%

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards

	Deferred tax assets	Deferred tax liabilities	Net balance
2018
Intangible assets and property, plant and equipment	1,182	2,125
Current assets	3,614	731
Post-employment benefits	5,459	842
Provisions	4,441	—
Other	3,223	188
Loss carry-forwards	8,449	—

Deferred tax assets/liabilities	26,368	3,886	22,482
Netting of assets/liabilities	–3,216	–3,216

Deferred tax balances, net	23,152	670	22,482

2017 1)
Intangible assets and property, plant and equipment	894	2,374
Current assets	3,402	866
Post-employment benefits	4,886	704
Provisions	1,846	15
Other	3,556	275
Loss carry-forwards	10,712	—

Deferred tax assets/liabilities	25,296	4,234	21,062
Netting of assets/liabilities	–3,333	–3,333

Deferred tax balances, net	21,963	901	21,062

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Changes in Deferred Taxes, Net

Changes in deferred taxes, net

	2018	2017 1)
Opening balance, net	21,062	14,851
Opening balance adjustment due to IFRS 9	288	—

Opening balance, adjusted	21,350	14,851
Recognized in net income (loss)	1,097	7,613
Recognized in other comprehensive income (loss)	285	–563
Acquisitions/disposals of subsidiaries	–116	—
Reclassification to current tax	–289	–462
Translation difference	155	–377

Closing balance, net	22,482	21,062

1)	2017 is restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”

Tax Loss Carry-forwards	Tax loss carry-forwards

Year of expiration	Tax loss carry-forwards	Tax value
2019	1	—
2020	1	—
2021	168	25
2022	414	122
2023	121	23
2024 or later	38,710	8,279

Total	39,415	8,449